Deferred Policy Acquisition Costs - Rollforward of DSI (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Dec. 31, 2019
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					$ 681
Change related to unrealized (appreciation) depreciation of investments					(1,085)
Deferred acquisition cost					7,241
Deferred policy acquisition costs and value of business acquired	$ 10,641		$ 10,563	$ 10,598		$ 10,500
As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					285
Deferred policy acquisition costs and value of business acquired			13,179	8,058		7,363
Effect of Change
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					396
Deferred policy acquisition costs and value of business acquired			(2,616)	2,540		$ 3,137
Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					476
Individual Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					194
Individual Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					282
Group Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					205
Group Retirement | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					91
Group Retirement | Effect of Change
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year					114
Deferred Sale Inducements
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	558	$ 619	619	681
Capitalization	2	2	9	10
Amortization expense	(17)	(17)	(70)	(72)
Balance, end of period	543	604	558	619	681
Deferred acquisition cost	2,145	2,092	1,963	2,995
Deferred policy acquisition costs and value of business acquired	2,688	2,696	2,521	3,614
Deferred Sale Inducements | As Previously Reported
Summary of Significant Accounting Policies [Line Items]
Change related to unrealized (appreciation) depreciation of investments					(99)
Deferred acquisition cost					285		$ 437
Capitalizations					11
Amortization expense					(64)
Deferred Sale Inducements | Individual Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	381	428	428	476
Capitalization	2	2	9	10
Amortization expense	(14)	(13)	(56)	(58)
Balance, end of period	369	417	381	428	476
Deferred Sale Inducements | Group Retirement
Summary of Significant Accounting Policies [Line Items]
Balance, beginning of year	177	191	191	205
Capitalization	0	0	0	0
Amortization expense	(3)	(4)	(14)	(14)
Balance, end of period	$ 174	$ 187	$ 177	$ 191	$ 205